Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Trade receivables that were impaired	$ 112,403	$ 112,419	$ 79,472
Other receivables that were impaired	9,509		16,918
Fair values of collateral	1,181		842
Impairment loss	191
Financial assets impaired [Member]
Disclosure of financial assets [Line Items]
Trade receivables that were impaired	3,472		3,342
Other receivables that were impaired	$ 28		$ 189